Document and Entity Information	Oct. 30, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2019
Entity Registrant Name	REGENCY CENTERS CORP
Entity Central Index Key	0000910606
Entity Emerging Growth Company	false
Entity File Number	001-12298
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-3191743
Entity Address, Address Line One	One Independent Drive
Entity Address, Address Line Two	Suite 114
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32202
City Area Code	904
Local Phone Number	598-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $.01 par value
Trading Symbol	REG
Name of each exchange on which registered	NASDAQ